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Hood River International Opportunity Fund
Schedule of Investments
as of March 31, 2024 (Unaudited)

COMMON STOCKS - 88.6%	Shares	Value
COMMUNICATION SERVICES - 1.2%
Diversified Telecommunication Services - 0.5%
Infrastrutture Wireless Italiane SpA	3,400	38,583
		$–
Interactive Media & Services - 0.7%
Baltic Classifieds Group PLC	19,458	55,173
TOTAL COMMUNICATION SERVICES		93,756

CONSUMER DESCRETIONARY - 9.0%
Automobile Components - 3.1%
Aisan Industry Co. Ltd.	3,400	37,971
MRF Ltd.	68	108,836
Nifco, Inc.	2,100	52,841
Toyoda Gosei Co. Ltd.	1,700	37,495
		237,143
Hotels, Restaurants & Leisure - 4.8%
Basic-Fit NV(a)	1,688	37,650
Despegar.com Corp.(a)	8,450	101,062
eDreams ODIGEO SA(a)	13,057	95,004
Genius Sports Ltd.(a)	4,190	23,925
HomeToGo SE(a)	29,000	65,946
Inspired Entertainment, Inc.(a)	3,106	30,625
		354,212
Textiles, Apparel & Luxury Goo - 0.4%
Vaibhav Global Ltd.(a)	6,900	30,230
		$–
Textiles, Apparel & Luxury Goods - 0.7%
Amer Sports, Inc.(a)	3,358	54,735
TOTAL CONSUMER DESCRETIONARY		676,320

CONSUMER STAPLES - 2.0%
Consumer Staples Distribution & Retail - 1.1%
BBB Foods, Inc. - Class A(a)	2,269	53,957
DocMorris AG(a)	300	30,037
		83,994
Household Products - 0.9%
Jyothy Labs Ltd.	13,299	70,358
TOTAL CONSUMER STAPLES		154,352

ENERGY - 5.3%
Energy Equipment & Services - 1.1%
Vallourec SA(a)	4,300	79,871
		$–
Oil, Gas & Consumable Fuels - 4.2%
Denison Mines Corp.(a)	43,500	84,825
Great Eastern Shipping Co. Ltd.	8,800	105,834
NexGen Energy Ltd.(a)	16,244	126,216
		316,875
TOTAL ENERGY		396,746

FINANCIALS - 12.5%
Banks - 1.1%
Sumitomo Mitsui Trust Holdings, Inc.	3,800	81,877
		$–
Capital Markets - 1.6%
Banco BTG Pactual SA	16,600	120,907
		$–
Consumer Finance - 5.5%
Kaspi.KZ JSC - ADR	2,200	283,008
Sundaram Finance Ltd.	2,496	124,125
		407,133
Financial Services - 1.6%
Payfare, Inc.(a)	23,800	122,290
		$–
Insurance - 2.7%
Just Group PLC	81,000	107,466
Revo Insurance SpA(a)	9,900	96,767
		204,233
TOTAL FINANCIALS		936,440

HEALTH CARE - 3.5%
Biotechnology - 0.7%
Exscientia PLC - ADR(a)	2,000	11,440
MDxHealth SA(a)	16,925	43,836
		55,276
Health Care Equipment & Supplies - 1.7%
Implantica AG(a)	43,000	125,738
		$–
Health Care Technology - 0.8%
Augmedix, Inc.(a)	14,183	58,009
		$–
Pharmaceuticals - 0.3%
Verona Pharma PLC - ADR(a)	1,416	22,783

TOTAL HEALTHCARE		261,806

INDUSTRIALS - 26.4%
Aerospace & Defense - 1.9%
Bharat Electronics Ltd.	27,200	65,878
Hindustan Aeronautics Ltd.	1,800	72,030
		137,908
Building Products - 1.7%
Munters Group AB	7,500	134,532
		$–
Commercial Services & Supplies - 3.4%
DO & CO AG	300	44,794
GFL Environmental, Inc.	6,250	215,625
		260,419
Construction & Engineering - 2.2%
Ahluwalia Contracts India Ltd.	4,300	52,746
Larsen & Toubro Ltd.	2,494	112,802
		165,548
Electrical Equipment - 4.4%
Amara Raja Energy & Mobility Ltd.	6,400	58,471
Triveni Turbine Ltd.	17,960	116,029
Voltamp Transformers Ltd.	1,453	168,797
		343,297
Ground Transportation - 2.6%
Grupo Traxion SAB de CV(a)	43,000	80,134
TFI International, Inc.	700	111,622
		191,756
Machinery - 4.7%
AIA Engineering Ltd.	830	38,936
Elgi Equipments Ltd.	5,900	42,628
Mitsubishi Heavy Industries Ltd.	8,000	72,507
MTAR Technologies Ltd.(a)	3,287	66,513
Silex Systems Ltd.(a)	4,000	13,369
Thermax Ltd.	1,100	55,453
VAT Group AG	110	56,825
		346,231
Trading Companies & Distributors - 5.5%
FTAI Aviation Ltd.	1,561	105,055
Marubeni Corp.	18,300	316,949
		422,004
TOTAL INDUSTRIALS		2,001,695

INFORMATION TECHNOLOGY - 22.4%
Electronic Equipment, Instruments & Components - 2.2%
Kaynes Technology India Ltd.(a)	1,800	62,369
Nayax Ltd.(a)	3,912	102,964
		165,333
Semiconductors & Semiconductor Equipment - 11.7%
Alchip Technologies Ltd.	605	59,869
Alphawave IP Group PLC(a)	85,000	187,744
BE Semiconductor Industries NV	355	54,347
Camtek Ltd.(a)	1,570	131,519
Kokusai Electric Corp.	1,700	43,642
Micronics Japan Co. Ltd.	2,000	109,766
Renesas Electronics Corp.	3,900	69,501
Shibaura Mechatronics Corp.	1,800	76,317
SPEL Semiconductor Ltd.(a)	33,500	50,463
Technoprobe SpA(a)	5,700	51,744
WONIK IPS Co. Ltd.(a)	2,000	54,225
		889,137
Software - 5.9%
Darktrace PLC(a)	10,500	57,956
NICE Ltd. - ADR(a)	440	114,673
Opera Ltd. - ADR	3,180	50,276
Pagaya Technologies Ltd. - Class A(a)	7,526	76,009
Sylogist Ltd.	7,000	44,856
Tata Elxsi Ltd.	500	46,781
Zoo Digital Group PLC(a)	121,000	54,063
		444,614
Technology Hardware, Storage & Peripherals - 2.6%
Asia Vital Components Co. Ltd.	3,800	64,359
Wistron Corp.	33,000	124,313
		188,672
TOTAL INFORMATION TECHNOLOGY		1,687,756

MATERIALS - 2.8%
Metals & Mining - 2.8%
Ferroglobe PLC	14,725	73,331
Pilbara Minerals Ltd.	27,000	67,377
Ratnamani Metals & Tubes Ltd.	2,031	68,194
		208,902
TOTAL MATERIALS		208,902

REAL ESTATE - 3.5%
Real Estate Management & Development - 3.5%
Corp. Inmobiliaria Vesta SAB de CV	24,300	95,148
Lavvi Empreendimentos Imobiliarios SA	35,574	67,525
Tosei Corp.	6,400	101,479
		264,152
TOTAL REAL ESTATE		264,152
TOTAL COMMON STOCKS (Cost $5,691,577)		6,681,925

REAL ESTATE INVESTMENT TRUSTS (REITs) - 1.5%	Shares	Value
Diversified REITs - 0.6%
Fibra Uno Administracion SAB de CV	29,200	48,569
		$–
Industrial REITs - 0.9%
FIBRA Macquarie Mexico	33,724	65,644
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $87,946)		114,213

MUTUAL FUNDS - 1.3%	Shares	Value
Sprott Physical Uranium Trust(a)	4,643	95,785
TOTAL MUTUAL FUNDS (Cost $58,413)		95,785

SHORT-TERM INVESTMENTS - 9.4%
Money Market Funds - 9.4%	Shares
First American Treasury Obligations Fund - Class X, 5.29%(b)	704,563	704,563
TOTAL SHORT-TERM INVESTMENTS (Cost $704,563)		704,563

TOTAL INVESTMENTS - 100.8% (Cost $6,542,499)		$7,596,486
Liabilities in Excess of Other Assets - (0.8)%		(63,244)
TOTAL NET ASSETS - 100.0%		$7,533,242

Percentages are stated as a percent of net assets.

SpA – Societa per azioni PLC - Public Limited Company NV - Naamloze Vennootschap SA - Sociedad Anónima SE – Sociedad del Estado AG – Aktiengesellschaft ADR - American Depositary Receipt
SAB de CV - Sociedad Anónima Bursátil de Capital Variable
ASA – Allmennaksjeselskap
AB – Publikt Aktiebolag
REIT – Real Estate Investmnet Trust

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day effective yield as of March 31, 2024.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

.

Summary of Fair Value Measurements at March 31, 2024 (Unaudited)
    The Fund has adopted fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value,

a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 -	Unadjusted, quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the date of measurement.
Level 2 -
Other significant observable inputs (including, but not limited to, quoted prices in active markets for similar instruments, quoted prices in markets that are not active for identical or similar instruments model-derived valuations in which all
significant inputs and significant value drivers are observable in active markets, such as interest rates, prepayment speeds, credit risk curves, default rates, and similar data).
Level 3 -	Significant unobservable inputs for the asset or liability, to the extent relevant observable inputs, are not available, are representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the fair valuation hierarchy of the Fund's securities as of March 31, 2024:

Hood River International Opportunity Fund
	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	2,848,750	3,833,175	–	6,681,925
Real Estate Investment Trusts	–	114,213	–	114,213
Mutual funds	95,785	–	–	95,785
Money Market Funds	704,563	–	–	704,563
Total Assets	3,649,098	3,947,388	–	7,596,486

Refer to the Schedule of Investments for industry classifications.